UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2013

Date of reporting period: MARCH 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (58.56%)
Bank Debt (44.81%) (1)
Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%,
due 3/26/14 (2)	$75,976	$42,167	—

Alumina and Aluminum Production and Processing (7.34%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (3)	$63,294,168	19,241,427	3.92%
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%,
3% LIBOR Floor, due 6/30/13 (3)	$1,668,924	1,668,924	0.34%
Revere Industries, LLC, 1st Lien Revolver Term Loan, LIBOR + 5.50%,
3% LIBOR Floor, due 6/30/13 (3), (8)	$—	—	—
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (3), (8)	$—	—	—
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 6.75% PIK, due 6/30/13 (3)	$15,108,338	15,108,338	3.08%
Total Alumina and Aluminum Production and Processing		36,018,689

Business Support Services (4.14%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%,
1.25% LIBOR Floor, due 8/28/19	$20,517,962	20,312,782	4.14%

Communications Equipment Manufacturing (4.12%)
Dialogic Corporation, Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (3)	$23,929,900	20,196,836	4.12%

Electronic Shopping and Mail-Order Houses (1.65%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$8,045,840	8,090,092	1.65%

Iron and Steel Mills and Ferroalloy Manufacturing (2.20%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR
Floor, due 9/20/14	$10,542,671	10,766,703	2.20%

Other Financial Investment Activities (1.11%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$15,286,361	5,464,874	1.11%

Management, Scientific, and Technical Consulting Services (3.08%)
Hill International, Inc., Senior Secured 1st Lien Term Loan, 7.5%, due 10/17/16	$17,333,333	15,123,333	3.08%

Plastics Product Manufacturing (8.30%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16 (4)	$28,285,625	14,354,955	2.93%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$24,597,464	24,597,464	5.02%
WinCup, Inc., Equipment Finance Loan, LIBOR +14.5% PIK, due 3/31/16 (4)	$1,736,273	1,736,273	0.35%
Total Plastics Product Manufacturing		40,688,692

Radio and Television Broadcasting (1.38%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (3)	$9,493,772	6,764,313	1.38%

Scheduled Air Transportation (2.27%)
Aircraft Secured Mortgages - Aircraft Leased to United Air Lines, Inc.
(N659UA), 12%, due 2/28/16 (4)	$4,860,212	5,439,255	1.11%
(N661UA), 12%, due 5/4/16 (4)	$5,069,077	5,694,140	1.16%
Total Scheduled Air Transportation		11,133,395

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (7.29%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor,
due 9/30/15	$31,918,505	$31,918,505	6.51%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,840,505	3,840,505	0.78%
Total Semiconductor and Other Electronic Component Manufacturing		35,759,010

Wired Telecommunications Carriers (1.93%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan, EURIBOR + 5.5%,
due 11/9/17 - (Bulgaria) (5)	€1,743,964	2,056,259	0.42%
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$6,788,468	6,757,920	1.38%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%,
due 11/9/17 - (Luxembourg) (5)	€524,236	618,112	0.13%
Total Wired Telecommunications Carriers		9,432,291

Total Bank Debt (Cost $279,068,570)		219,793,177

Other Corporate Debt Securities (13.75%)
Aerospace Product and Parts Manufacturing (0.32%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$10,434,000	1,197,823	0.25%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$3,047,000	349,796	0.07%
Total Aerospace Product and Parts Manufacturing		1,547,619

Gaming Industries (3.03%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$21,538,000	14,878,226	3.03%

Home Furnishings Stores (0.09%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$6,591,000	438,302	0.09%

Nonferrous Metal Production and Processing (2.11%)
International Wire Group Holdings, Inc., Senior Secured Notes, 8.5%, due 10/15/17 (6)	$10,000,000	10,338,999	2.11%

Oil and Gas Extraction (3.89%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14 (2)	$1,881,000	986,387	0.21%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A) (6)	$13,340,000	14,390,525	2.95%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	$3,595,005	3,595,005	0.73%
Total Oil and Gas Extraction		18,971,917

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (3), (6)	$16,527,000	17	—

Radio and Television Broadcasting (1.02%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (144A) (6)	$5,376,000	5,013,120	1.02%

Specialty (except Psychiatric and Substance Abuse) Hospitals (3.29%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$25,642,000	16,154,460	3.29%

Total Other Corporate Debt Securities (Cost $103,633,982)		67,342,660

Total Debt Investments (Cost $382,702,552)		287,135,837

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (24.30%)
Aerospace Product and Parts Manufacturing (0.54%)
Beech Holdings, LLC, Membership Units (2), (6)	417,260	$2,660,033	0.54%

Alumina and Aluminum Production and Processing (0.36%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (6)	90	—	—
Revere Holdings, Inc., Class B Common Shares (2), (3), (6)	6,940	—	—
Revere Leasing, LLC, Class A Units (2), (3), (6)	90	23,039	—
Revere Leasing, LLC, Class B Units (2), (3), (6)	6,940	1,778,153	0.36%
Total Alumina and Aluminum Production and Processing		1,801,192

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (2), (6)	369	—	—

Business Support Services (0.35%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	112,648	1,695,352	0.35%

Communications Equipment Manufacturing (9.77%)
Dialogic, Inc., Common Stock (2), (3), (6)	3,121,129	5,555,609	1.13%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	1,181,484	669,015	0.14%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	276,043	4,238,982	0.86%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates
- (Luxembourg) (3), (5), (6)	27,328,261	37,513,216	7.64%
Total Communications Equipment Manufacturing		47,976,822

Data Processing, Hosting, and Related Services (1.11%)
GXS Holdings, Inc., Common Stock (2), (6)	1,162,264	116	—
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	22,038	5,486,468	1.11%
Total Data Processing, Hosting, and Related Services		5,486,584

Depository Credit Intermediation (0.27%)
Doral Financial Corporation, Common Stock (2)	1,849,598	1,303,412	0.27%

Electric Power Generation, Transmission, and Distribution (0.05%)
La Paloma Generating Company, Residual Bank Debt Claim (2), (6)	2,645,152	74,064	0.02%
Mach Gen, LLC, Common Units (2), (6)	8,012	160,240	0.03%
Total Electric Power Generation, Transmission, and Distribution		234,304

Electronic Shopping and Mail-Order Houses (0.24%)
Shop Holding, LLC, Class A Units (2), (6)	415,477	864,812	0.18%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	276,985	299,534	0.06%
Total Electronic Shopping and Mail-Order Houses		1,164,346

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	48	25,881	—

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Oil and Gas Extraction (1.33%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (6)	303	$6,503,254	1.33%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (2), (6)	5,080	15,240	—
Bally Total Fitness Holding Corporation, Warrants (2), (6)	9,162	1	—
Total Other Amusement and Recreation Industries		15,241

Other Electrical Equipment and Component Manufacturing (1.11%)
EPMC HoldCo, LLC, Membership Units (4), (6)	2,561,000	5,429,320	1.11%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	233,889	12,864	—

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	73,517,938	—	—

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (3), (6)	3,574,750	—	—
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (3), (6)	1,131,531	—	—
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (3), (6)	1,232,883	—	—
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (3), (6)	706,660	—	—
Total Radio and Television Broadcasting		—

Scheduled Air Transportation (1.68%)
Equipment Trusts - Aircraft Leased to United Air Lines, Inc.
United N659UA-767, LLC (N659UA) (4), (6)	471	4,100,287	0.85%
United N661UA-767, LLC (N661UA) (4), (6)	457	4,025,676	0.83%
Total Scheduled Air Transportation		8,125,963

Semiconductor and Other Electronic Component Manufacturing (0.99%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	4,550,676	4,869,223	0.99%

Wired Telecommunications Carriers (6.50%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	183,893	4,242,412	0.87%
Integra Telecom, Inc., Common Stock (2), (3), (6)	5,728,661	22,692,076	4.63%
Integra Telecom, Inc., Warrants (2), (3), (6)	2,272,561	—	—
V Telecom Investment S.C.A, Common Shares - (Luxembourg) (2), (5), (6)	2,127	4,917,638	1.00%
Total Wired Telecommunications Carriers		31,852,126

Total Equity Securities (Cost $260,701,802)		119,155,917

Total Investments (Cost $643,404,354) (7)		406,291,754

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (17.13%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%,
Collateralized by Federal Home Loan Bank Bonds	$21,000,000	$21,000,000	4.28%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/13	$21,000,000	21,000,000	4.28%
Cash Denominated in Foreign Currencies	€124,168	159,187	0.04%
Cash Held on Account at Various Institutions	$41,831,024	41,831,024	8.53%
Total Cash and Cash Equivalents		83,990,211

Total Cash and Investments		$490,281,965	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars. (See Note 2)

(6)	Restricted security. (See Note 2)

(7)	Includes investments with an aggregate market value of $8,820,000 that have been segregated to collateralize certain unfunded commitments.

(8)	Unfunded commitment.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $32,000,803 and $140,890,432, respectively for the three months ended March 31, 2013. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on and maturities of debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $643,404,354. Net unrealized depreciation aggregated $237,112,600, of which $51,257,372 related to appreciated investments and $288,369,972 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2013 was $363,145,931, or 74.07% of total cash and investments of the Registrant.

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2013, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$—	$14,878,226	$11,101,432
2	Other observable market inputs*	10,808,870	47,321,794	9,163,286
3	Independent third-party pricing sources that employ significant unobservable inputs	207,315,383	—	91,488,236
3	Internal valuations with significant unobservable inputs	1,668,924	5,142,640	7,402,963
Total		$219,793,177	$67,342,660	$119,155,917

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$222,522,325	$—	$181,363,120
Net realized and unrealized gains (losses)	(10,568,520)	—	(630,990)
Acquisitions	24,361,271	—	658,949
Dispositions	(28,999,693)	—	(89,902,843)
Ending balance	$207,315,383	$—	$91,488,236

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(10,175,161)	$—	$(3,220,906)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$1,211,984	$3,465,082	$7,331,771
Net realized and unrealized gains (losses)	8,559	912,984	97,665
Acquisitions	451,228	129,940	—
Dispositions	(2,847)	(578,656)	(26,473)
Transfers into Level 3†	—	1,213,290	—
Ending balance	$1,668,924	$5,412,640	$7,402,963

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$5,712	$912,984	$97,665

† Comprised of two investments that transferred from Level 2 due to reduced trading volumes.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2013 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Dialogic Corporation, Inc., Senior Secured Notes, 5%
Cash + 5% PIK, due 3/31/15	$19,515,391	$1,394,807	$—	$20,196,836	$583,525
Dialogic, Inc., Common Stock	3,611,629	—	—	5,555,609	—
Dialogic, Inc., Warrants to Purchase Common Stock	900,389	—	—	669,015	—
EPMC HoldCo, LLC, Membership Units	5,326,880	—	—	5,429,320	—
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	7,076,463	—	—	4,238,982	—
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	38,616,718	—	—	37,513,216	4,512
Integra Telecom, Inc., Common Stock	22,647,791	—	—	22,692,076	—
Integra Telecom, Inc., Warrants	—	—	—	—	—
Integra Telecom Holdings, Inc., 1st Lien Term Loan,
LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	3098529	1374.93	(3,083,758)	—	—
International Wire Group Holdings, Inc., Senior Notes, 8.5%, due 10/15/17	10,300,000	—	—	—	—
Online Resources Corporation, Common Stock	2,956,550	—	(5,014,413)	—	—
Online Resources Corporation, Series A-1 Convertible Preferred Stock	86,844,325	—	(89,434,240)	—	—
Radnor Holdings, Senior Secured Tranche C Floating Rate
Notes, LIBOR + 7.25%, due 9/15/09	17	—	—	17	—
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	—	—	—	—	—
Reach Media Group Holdings, Inc., Warrants to Purchase Series A
Preferred Stock	—	—	—	—	—
Reach Media Group Holdings, Inc., Warrants to Purchase Series B
Preferred Stock	—	—	—	—	—
Reach Media Group Holdings, Inc., Warrants to Purchase Series C
Preferred Stock	—	—	—	—	—
Revere Holdings, Inc., Class A Common Shares	—	—	—	—	—
Revere Holdings, Inc., Class B Common Shares	—	—	—	—	—
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	24,811,315	—	—	19,241,427	—
Revere Industries, LLC, 1st Lien Revolver Term Loan,
LIBOR + 5.50%, 3% LIBOR Floor, due 6/30/13	—	—	(914)	—	—
Revere Industries, LLC, 1st Lien Rollover Term Loan,
LIBOR + 6%, 3% LIBOR Floor, due 6/30/13	1,211,983	451,229	—	1,668,924	27,121
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	—		(1,933)	—	581
Revere Industries, LLC, 2nd Lien Term Loan, Prime +
6.75% PIK, due 6/30/13	13,031,475	1,698,306	—	15,108,338	321,599
Revere Leasing, LLC, Class A Units	23,378	—	(339)	23,039	—
Revere Leasing, LLC, Class B Units	1,804,282	—	(26,135)	1,778,153	—
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	6,920,960	12,960	—	6,764,313	—
TR Acquisition Holdings, LLC, Subordinated Promissory
Note, 10% PIK, due 6/30/16	16,911,553	674,928	—	14,354,955	690,830
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	5,974,794	—	(334,526)	5,439,255	152,185
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	6,096,614	—	(324,422)	5,694,140	155,662
N659UA Equipment Trust Beneficial Interests	3,883,234	334,526	(236,347)	4,100,287	—
N661UA Equipment Trust Beneficial Interests	3,909,006	324,422	(232,256)	4,025,676	—
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16	23,743,175	854,288	—	24,597,464	884,783
WinCup, Inc., Common Stock	—	—	—	—	—
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16	1,675,971	60,302	—	1,736,273	62,455
Woodbine Intermediate Holdings, LLC, Membership Units	5,802,903	—	—	6,503,254	—

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuer's voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2013 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$37,898,809
Bally Total Fitness Holding Corporation, Warrants	4/30/10	—
Beech Holdings, LLC, Membership Units	3/1/13	3,878,726
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
Hawkeye Renewables, LLC, Class C Units	6/18/10	2,691,943
International Wire Group Holdings, Inc., Senior Secured Notes, 8.5%, due 10/15/17	9/28/12	10,000,000
La Paloma Generating Company, Residual Bank Debt Claim	2/2/05	2,526,285
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (144A)	Various 2012	4,600,033
Mach Gen, LLC, Common Units	Various 2005	1,442,223
Marsico Holdings, LLC, Common Interest Units	9/10/12	239,429
Precision Holdings, LLC, Class C Membership Interests	Various 2010	2,010
Shop Holding, LLC, Class A Units	6/2/11	392,194
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	—
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,541,768
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079
V Telecom Investment S.C.A, Common Shares	11/9/12	4,966,834
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A)	5/25/11	11,187,068

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2013

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: May 30, 2013